Guarantees, commitments and risks (Details 6) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Non-current financial liabilities (including the current portion)	€ 25,865	€ 24,707
Current financial liabilities	2,182	2,242
Not later than one year [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Non-current financial liabilities (including the current portion)	3,301	2,000
Current financial liabilities	2,182	2,242
Fair value of derivative instruments	1,445	1,011
Total	6,928	5,253
Interest on finance debt	655	582
Financial guarantees	668	473
Later than one year and not later than two years [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Non-current financial liabilities (including the current portion)	2,958	4,084
Fair value of derivative instruments	13	64
Total	2,971	4,148
Interest on finance debt	545	511
Later than two years and not later than three years [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Non-current financial liabilities (including the current portion)	1,541	2,857
Fair value of derivative instruments	1	10
Total	1,542	2,867
Interest on finance debt	436	411
Later than three years and not later than four years [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Non-current financial liabilities (including the current portion)	1,253	1,279
Fair value of derivative instruments	21	1
Total	1,274	1,280
Interest on finance debt	330	304
Later than four years and not later than five years [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Non-current financial liabilities (including the current portion)	2,714	1,246
Fair value of derivative instruments		16
Total	2,714	1,262
Interest on finance debt	320	250
Later than five years [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Non-current financial liabilities (including the current portion)	11,723	10,810
Fair value of derivative instruments	5
Total	11,728	10,810
Interest on finance debt	1,677	1,455
Total [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Non-current financial liabilities (including the current portion)	23,490	22,276
Current financial liabilities	2,182	2,242
Fair value of derivative instruments	1,485	1,102
Total	27,157	25,620
Interest on finance debt	3,963	3,513
Financial guarantees	€ 668	€ 473